Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
OPERATING ACTIVITIES
Net loss	$ (1,983,342)	$ (4,724,647)	$ (9,005,537)	$ (4,122,133)	$ (2,842,025)
Stock-based compensation-interest expense		1,085,371	3,243,812
Stock-based compensation-product development costs	18,804	1,048,318	1,243,644	186,476	66,800
Stock-based compensation-professional fees	391,843	392,677	392,677	401,151	52,492
Stock-based compensation-general, selling and administration		805,865	1,244,636	993,716	80,938
Unpaid interest expense on line of credit			1,365,967	1,287,822	1,202,250
Non-cash imputed interest expense	60,737	60,856	122,488	122,183	154,848
Non-cash gain on reversal of expense					(86,236)
Accrued interest on line of credit	719,455	672,145
Changes in assets and liabilities:
Decrease in prepaid expenses					1,429
Increase in accounts payable and accrued liabilities	83,595	48,507	128,813	13,725	95,106
Increase in interest payable	265,834	264,434	528,870	528,871	504,872
Net cash used in operating activities	(443,074)	(346,474)	(734,630)	(625,718)	(769,526)
FINANCING ACTIVITIES
Proceeds from borrowings on line of credit	441,948	346,819	733,090	625,986	770,030
Net cash provided by financing activities	441,948	346,819	733,090	625,986	770,030
Increase (decrease) in cash	(1,126)	345	(1,540)	267	504
Cash, beginning of year	1,838	3,378	3,378	3,111	2,607
Cash, end of year	$ 712	$ 3,723	$ 1,838	$ 3,378	$ 3,111